Variable Interest Entities ("VIE") - Schedule of Variable Interest Entities- Hilli LLC Balance Sheet (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Balance sheet
Current assets	$ 1,172,107	$ 925,597
Current liabilities	(456,156)	(1,307,221)
Hilli LLC | VIE debt
Balance sheet
Current assets	118,539	157,643
Non-current assets	1,662,370	1,280,217
Current liabilities	(384,071)	(444,352)
Non-current liabilities	$ (223,583)	$ (270,371)